Cash and Cash Equivalents	6 Months Ended
Jun. 30, 2025
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents

Note 3. Cash and cash equivalents

Cash and cash equivalents consisted of the following:

	As of June 30, 2025	As of December 31, 2024
Cash on hand	$1,270	$491
Deposits with banks	1,714,514	2,467,147
Cash and cash equivalents	$1,715,784	$2,467,638

The Company had a total of $1,715,784 and $2,467,638 in cash and cash equivalents as of June 30, 2025 and December 31, 2024, all held within the PRC and Hong Kong.